Offerings - Offering: 1	Apr. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	211,312
Proposed Maximum Offering Price per Unit	32.89
Maximum Aggregate Offering Price	$ 6,950,051.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 959.80
Offering Note	(a) Represents the aggregate number of shares of Class A common stock, par value $0.0001 ("Class A Common Stock"), of Better Home & Finance Holding Company that may be sold by the selling stockholder. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of Class A Common Stock being registered on behalf of the selling stockholder shall be adjusted to include any additional Class A Common Stock that may become issuable as a result of any distribution, split, combination or similar transaction. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high ($33.72) and low ($32.06) prices of the Class A Common Stock of the Registrant on the Nasdaq Stock Market on April 10, 2026, which date is within five business days prior to the date of filing of this Registration Statement.